RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of detailed information about lease liability (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Finance charge	$ (11,783)	$ (90,606)
Non-current lease liabilities	77,906	151,308
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities, Beginning	226,289	284,859
Lease payments	(89,778)	(84,318)
Finance charge	11,783	28,751
Lease liability adjustment	(48,712)
Foreign exchange adjustment	17,337	(3,003)
Lease liabilities, Ending	116,919	$ 226,289
Less: current portion of lease liability	(39,013)
Non-current lease liabilities	$ 77,906